Business Combinations - Business Combinations Completed During the Year Ended June 30, 2019 (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 01, 2019	Nov. 22, 2018	Sep. 10, 2018	Aug. 08, 2018	Jul. 25, 2018
Total consideration
Cash paid	$ 11,220,000	$ 138,719,000
Common shares issued	3,036,810,000	707,122,000
Share purchase warrants issued	19,565,000	136,000
Replacement share-based awards	83,037,000
Contingent consideration	24,778,000	1,119,000
Loan settlement	6,043,000	3,017,000
Consideration transferred	3,181,453,000	850,113,000
Net identifiable assets acquired (liabilities assumed)
Cash	131,476,000	39,929,000
Net accounts receivables acquired	18,237,000	2,768,000
Income taxes receivable	8,078,000
Marketable securities	471,000
Biological assets	8,888,000	2,535,000
Inventories	38,689,000	13,018,000
Prepaid expenses and deposits	6,822,000	456,000
Property, plant and equipment	167,051,000	48,341,000		$ 12,712,000
Other assets	1,063,000
Intangible assets				149,745,000
Deferred tax asset	81,000	11,696,000
Identifiable assets acquired	876,088,000	265,646,000
Accounts payable and accruals	(22,228,000)	(26,120,000)
Income taxes payable	(7,000)	(46,000)
Deferred revenue	(71,000)	(86,000)
Loans and borrowings	(6,301,000)	(11,825,000)
Asset retirement obligation	(217,000)
Deferred tax liability	(78,551,000)	(44,450,000)		(2,617,000)
Provisions	(4,200,000)
Net identifiable assets acquired	764,513,000	183,119,000
Purchase price allocation
Net identifiable assets acquired	764,513,000	183,119,000
Goodwill	2,416,940,000	721,877,000		95,496,000
Consideration transferred	3,181,453,000	850,113,000
Net cash outflows
Cash consideration paid	11,220,000	138,719,000
Cash acquired	131,476,000	39,929,000
Cash acquired, net of cash consideration paid	120,256,000	98,790,000
Acquisition costs expensed
Acquisition costs	15,524,000	7,401,000
Net accounts receivables acquired
Gross contractual receivables acquired	20,616,000	2,910,000
Expected uncollectible receivables	(2,379,000)	(142,000)
Net accounts receivables acquired	18,237,000	2,768,000
Goodwill arising from acquisitions expected to be deductible for tax purposes	0	0
Customer relationships
Net identifiable assets acquired (liabilities assumed)
Intangible assets	69,400,000	7,305,000
Permits and licenses
Net identifiable assets acquired (liabilities assumed)
Intangible assets	265,002,000	65,800,000
Brand and trademarks
Net identifiable assets acquired (liabilities assumed)
Intangible assets	78,200,000	70,854,000
Patents
Net identifiable assets acquired (liabilities assumed)
Intangible assets	130,000	$ 2,221,000
Intellectual property
Net identifiable assets acquired (liabilities assumed)
Intangible assets	82,500,000
MedReleaf
Total consideration
Cash paid							$ 0
Common shares issued							2,568,634,000
Share purchase warrants issued							0
Replacement share-based awards							75,373,000
Contingent consideration							0
Loan settlement							0
Consideration transferred							2,644,007,000
Net identifiable assets acquired (liabilities assumed)
Cash							113,713,000
Net accounts receivables acquired							11,891,000
Income taxes receivable							8,078,000
Marketable securities							0
Biological assets							7,154,000
Inventories							32,626,000
Prepaid expenses and deposits							6,344,000
Property, plant and equipment							119,324,000
Other assets							581,000
Intangible assets							284,987,000
Deferred tax asset							0
Identifiable assets acquired							584,698,000
Accounts payable and accruals							(16,919,000)
Income taxes payable							0
Deferred revenue							0
Loans and borrowings							0
Asset retirement obligation							(217,000)
Deferred tax liability							(59,985,000)
Provisions							(4,200,000)
Net identifiable assets acquired							503,377,000
Purchase price allocation
Net identifiable assets acquired							503,377,000
Goodwill							2,140,630,000
Consideration transferred							2,644,007,000
Net cash outflows
Cash consideration paid							0
Cash acquired							113,713,000
Cash acquired, net of cash consideration paid							113,713,000
Acquisition costs expensed
Acquisition costs	10,097,000
Net accounts receivables acquired
Gross contractual receivables acquired							14,262,000
Expected uncollectible receivables							(2,371,000)
Net accounts receivables acquired							11,891,000
MedReleaf | Customer relationships
Net identifiable assets acquired (liabilities assumed)
Intangible assets							62,800,000
MedReleaf | Permits and licenses
Net identifiable assets acquired (liabilities assumed)
Intangible assets							89,757,000
MedReleaf | Brand and trademarks
Net identifiable assets acquired (liabilities assumed)
Intangible assets							62,100,000
MedReleaf | Patents
Net identifiable assets acquired (liabilities assumed)
Intangible assets							130,000
MedReleaf | Intellectual property
Net identifiable assets acquired (liabilities assumed)
Intangible assets							$ 70,200,000
Anandia
Total consideration
Cash paid						$ 0
Common shares issued						78,588,000
Share purchase warrants issued						19,565,000
Replacement share-based awards						0
Contingent consideration						0
Loan settlement						0
Consideration transferred						98,153,000
Net identifiable assets acquired (liabilities assumed)
Cash						12,127,000
Net accounts receivables acquired						783,000
Income taxes receivable						0
Marketable securities						0
Biological assets						0
Inventories						33,000
Prepaid expenses and deposits						310,000
Property, plant and equipment						4,665,000
Other assets						0
Intangible assets						29,700,000
Deferred tax asset						0
Identifiable assets acquired						47,618,000
Accounts payable and accruals						(518,000)
Income taxes payable						0
Deferred revenue						(65,000)
Loans and borrowings						(298,000)
Asset retirement obligation						0
Deferred tax liability						(7,055,000)
Provisions						0
Net identifiable assets acquired						39,682,000
Purchase price allocation
Net identifiable assets acquired						39,682,000
Goodwill						58,471,000
Consideration transferred						98,153,000
Net cash outflows
Cash consideration paid						0
Cash acquired						12,127,000
Cash acquired, net of cash consideration paid						12,127,000
Acquisition costs expensed
Acquisition costs	360,000
Net accounts receivables acquired
Gross contractual receivables acquired						791,000
Expected uncollectible receivables						(8,000)
Net accounts receivables acquired						783,000
Anandia | Customer relationships
Net identifiable assets acquired (liabilities assumed)
Intangible assets						4,700,000
Anandia | Permits and licenses
Net identifiable assets acquired (liabilities assumed)
Intangible assets						11,000,000
Anandia | Brand and trademarks
Net identifiable assets acquired (liabilities assumed)
Intangible assets						1,700,000
Anandia | Patents
Net identifiable assets acquired (liabilities assumed)
Intangible assets						0
Anandia | Intellectual property
Net identifiable assets acquired (liabilities assumed)
Intangible assets						$ 12,300,000
Agropro/Borela
Total consideration
Cash paid					$ 8,302,000
Common shares issued					1,411,000
Share purchase warrants issued					0
Replacement share-based awards					0
Contingent consideration					0
Loan settlement					3,176,000
Consideration transferred					12,889,000
Net identifiable assets acquired (liabilities assumed)
Cash					41,000
Net accounts receivables acquired					2,099,000
Income taxes receivable					0
Marketable securities					0
Biological assets					0
Inventories					2,226,000
Prepaid expenses and deposits					168,000
Property, plant and equipment					2,435,000
Other assets					0
Deferred tax asset					81,000
Identifiable assets acquired					7,050,000
Accounts payable and accruals					(1,683,000)
Income taxes payable					(7,000)
Deferred revenue					(6,000)
Loans and borrowings					0
Asset retirement obligation					0
Deferred tax liability					0
Provisions					0
Net identifiable assets acquired					5,354,000
Purchase price allocation
Net identifiable assets acquired					5,354,000
Goodwill					7,535,000
Consideration transferred					12,889,000
Net cash outflows
Cash consideration paid					8,302,000
Cash acquired					41,000
Cash acquired, net of cash consideration paid					(8,261,000)
Acquisition costs expensed
Acquisition costs	2,552,000
Net accounts receivables acquired
Gross contractual receivables acquired					2,099,000
Expected uncollectible receivables					0
Net accounts receivables acquired					2,099,000
Agropro/Borela | Customer relationships
Net identifiable assets acquired (liabilities assumed)
Intangible assets					0
Agropro/Borela | Permits and licenses
Net identifiable assets acquired (liabilities assumed)
Intangible assets					0
Agropro/Borela | Brand and trademarks
Net identifiable assets acquired (liabilities assumed)
Intangible assets					0
Agropro/Borela | Patents
Net identifiable assets acquired (liabilities assumed)
Intangible assets					0
Agropro/Borela | Intellectual property
Net identifiable assets acquired (liabilities assumed)
Intangible assets					$ 0
ICC
Total consideration
Cash paid				0
Common shares issued				255,237,000
Share purchase warrants issued				0
Replacement share-based awards				7,664,000
Contingent consideration				0
Loan settlement				0
Consideration transferred				262,901,000
Net identifiable assets acquired (liabilities assumed)
Cash				5,155,000
Net accounts receivables acquired				3,005,000
Income taxes receivable				0
Marketable securities				471,000
Biological assets				135,000
Inventories				762,000
Prepaid expenses and deposits				0
Property, plant and equipment				12,712,000
Other assets				0
Deferred tax asset				0
Identifiable assets acquired				171,985,000
Accounts payable and accruals				(1,963,000)
Income taxes payable				0
Deferred revenue				0
Loans and borrowings				0
Asset retirement obligation				0
Deferred tax liability				(2,617,000)
Provisions				0
Net identifiable assets acquired				167,405,000
Purchase price allocation
Net identifiable assets acquired				167,405,000
Goodwill				95,496,000
Consideration transferred				262,901,000
Net cash outflows
Cash consideration paid				0
Cash acquired				5,155,000
Cash acquired, net of cash consideration paid				5,155,000
Acquisition costs expensed
Acquisition costs	403,000
Net accounts receivables acquired
Gross contractual receivables acquired				3,005,000
Expected uncollectible receivables				0
Net accounts receivables acquired				3,005,000
ICC | Customer relationships
Net identifiable assets acquired (liabilities assumed)
Intangible assets				0
ICC | Permits and licenses
Net identifiable assets acquired (liabilities assumed)
Intangible assets				149,745,000
ICC | Brand and trademarks
Net identifiable assets acquired (liabilities assumed)
Intangible assets				0
ICC | Patents
Net identifiable assets acquired (liabilities assumed)
Intangible assets				0
ICC | Intellectual property
Net identifiable assets acquired (liabilities assumed)
Intangible assets				$ 0
Whistler
Total consideration
Cash paid			$ 0
Common shares issued			130,839,000
Share purchase warrants issued			0
Replacement share-based awards			0
Contingent consideration			24,395,000
Loan settlement			2,867,000
Consideration transferred			158,101,000
Net identifiable assets acquired (liabilities assumed)
Cash			438,000
Net accounts receivables acquired			371,000
Income taxes receivable			0
Marketable securities			0
Biological assets			1,599,000
Inventories			3,042,000
Prepaid expenses and deposits			0
Property, plant and equipment			27,735,000
Other assets			478,000
Intangible assets			30,800,000
Deferred tax asset			0
Identifiable assets acquired			64,463,000
Accounts payable and accruals			(1,045,000)
Income taxes payable			0
Deferred revenue			0
Loans and borrowings			(6,003,000)
Asset retirement obligation			0
Deferred tax liability			(8,894,000)
Provisions			0
Net identifiable assets acquired			48,521,000
Purchase price allocation
Net identifiable assets acquired			48,521,000
Goodwill			109,580,000
Consideration transferred			158,101,000
Net cash outflows
Cash consideration paid			0
Cash acquired			438,000
Cash acquired, net of cash consideration paid			438,000
Acquisition costs expensed
Acquisition costs	2,087,000
Net accounts receivables acquired
Gross contractual receivables acquired			371,000
Expected uncollectible receivables			0
Net accounts receivables acquired			371,000
Whistler | Customer relationships
Net identifiable assets acquired (liabilities assumed)
Intangible assets			1,900,000
Whistler | Permits and licenses
Net identifiable assets acquired (liabilities assumed)
Intangible assets			14,500,000
Whistler | Brand and trademarks
Net identifiable assets acquired (liabilities assumed)
Intangible assets			14,400,000
Whistler | Patents
Net identifiable assets acquired (liabilities assumed)
Intangible assets			0
Whistler | Intellectual property
Net identifiable assets acquired (liabilities assumed)
Intangible assets			$ 0
Immaterial transaction
Total consideration
Cash paid	2,918,000
Common shares issued	2,101,000
Share purchase warrants issued	0
Replacement share-based awards	0
Contingent consideration	383,000
Loan settlement	0
Consideration transferred	5,402,000
Net identifiable assets acquired (liabilities assumed)
Cash	2,000
Net accounts receivables acquired	88,000
Income taxes receivable	0
Marketable securities	0
Biological assets	0
Inventories	0
Prepaid expenses and deposits	0
Property, plant and equipment	180,000
Other assets	4,000
Deferred tax asset	0
Identifiable assets acquired	274,000
Accounts payable and accruals	(100,000)
Income taxes payable	0
Deferred revenue	0
Loans and borrowings	0
Asset retirement obligation	0
Deferred tax liability	0
Provisions	0
Net identifiable assets acquired	174,000
Purchase price allocation
Net identifiable assets acquired	174,000
Goodwill	5,228,000
Consideration transferred	5,402,000
Net cash outflows
Cash consideration paid	2,918,000
Cash acquired	2,000
Cash acquired, net of cash consideration paid	(2,916,000)
Acquisition costs expensed
Acquisition costs	25,000
Net accounts receivables acquired
Gross contractual receivables acquired	88,000
Expected uncollectible receivables	0
Net accounts receivables acquired	88,000
Goodwill arising from acquisitions expected to be deductible for tax purposes	0
Immaterial transaction | Customer relationships
Net identifiable assets acquired (liabilities assumed)
Intangible assets	0
Immaterial transaction | Permits and licenses
Net identifiable assets acquired (liabilities assumed)
Intangible assets	0
Immaterial transaction | Brand and trademarks
Net identifiable assets acquired (liabilities assumed)
Intangible assets	0
Immaterial transaction | Patents
Net identifiable assets acquired (liabilities assumed)
Intangible assets	0
Immaterial transaction | Intellectual property
Net identifiable assets acquired (liabilities assumed)
Intangible assets	$ 0